T. ROWE PRICE TAX-FREE INCOME FUND
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.9%
ALABAMA 0.1%
Tuscaloosa County IDA, Hunt Refining Project, Series A, IDRB,
5.25%, 5/1/44 (1)	3,280	3,685
		3,685

ALASKA 0.2%
Alaska Int'l. Airport, Series B, 5.00%, 10/1/35	3,945	4,607
Valdez, Exxon Pipeline, Series B, VRDN, 0.10%, 12/1/33	500	500
Valdez, Exxon Pipeline, Series C, VRDN, 0.10%, 12/1/33	1,350	1,350
		6,457

ARIZONA 0.2%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 0.961%, 1/1/37	1,500	1,410
Arizona HFA, Phoenix Children's Hosp. , Series A, 5.00%, 2/1/34	3,000	3,132
Phoenix IDA, Phoenix Student Housing, IDRB, 5.00%, 7/1/59	1,070	1,119
		5,661

CALIFORNIA 9.5%
Alameda Corridor Transportation Auth., Series B, 5.00%,
10/1/35 (2)	5,750	6,836
California, GO, 4.00%, 11/1/45	7,870	8,918
California, GO, 5.00%, 8/1/32	15,000	17,389
California, GO, 5.25%, 9/1/25	10,000	10,378
California, Various Purpose, GO, 5.00%, 9/1/31	7,000	7,243
California, Various Purpose, GO, 5.00%, 9/1/32	12,400	12,827
California, Various Purpose, GO, 5.00%, 10/1/39	5,900	6,828
California, Various Purpose, GO, 5.00%, 11/1/43	1,700	1,911
California, Various Purpose, GO, 5.25%, 3/1/30	2,300	2,300
California County Tobacco Securitization Agency, Series A,
4.00%, 6/1/35	300	361

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
California County Tobacco Securitization Agency, Series A,
4.00%, 6/1/36	275	328
California County Tobacco Securitization Agency, Series A,
4.00%, 6/1/37	300	357
California County Tobacco Securitization Agency, Series A,
4.00%, 6/1/38	275	326
California County Tobacco Securitization Agency, Series A,
4.00%, 6/1/39	300	354
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/30	1,750	2,109
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/31	1,335	1,605
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32	1,065	1,277
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47	4,750	7,324
California HFFA, Lucile Packard Stanford Hosp. , Series B,
5.00%, 8/15/55	4,550	5,287
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, Series A, 5.00%, 11/15/56	3,925	4,676
California HFFA, Stanford Hosp. & Clinics, Series A, 5.00%,
8/15/42	7,000	7,517
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38	2,250	2,795
California HFFA, Sutter Health, Series A, 5.00%, 8/15/52
(Prerefunded 8/15/23) (3)	6,100	6,880
California Housing Fin. , Series A, VR, 4.25%, 1/15/35	913	1,047
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1)	420	432
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (1)	1,525	1,589
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32	1,425	1,724
California Municipal Fin. Auth. , West Village, 5.00%, 5/15/48	5,500	6,315
California Public Works Board, Series B, 5.00%, 10/1/34	1,090	1,266
California Public Works Board, Series B, 5.00%, 10/1/39	10,000	11,557
California Public Works Board, Coalinga State Hosp. , Series E,
5.00%, 6/1/26	5,000	5,576
California Public Works Board, Judicial Council, Series A,
5.00%, 3/1/38	5,000	5,475

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
California School Fin. Auth. , New Designs Charter School,
5.00%, 6/1/30 (1)	1,380	1,540
California Statewide CDA, Kaiser Permanente, Series A, 5.00%,
4/1/42	5,365	5,651
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1)	1,300	1,483
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1)	2,275	2,535
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1)	3,000	3,454
Chula Vista Ind. Dev. , San Diego Gas, Series C, 5.875%,
2/15/34	2,000	2,007
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/47	1,000	1,032
Golden State Tobacco Securitization, Series A-2, 5.30%, 6/1/37	2,000	2,074
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37	4,600	5,156
Irvine Unified School Dist. , Community Fac. Dist. , Special Tax,
Series D, 5.00%, 3/1/57	3,230	3,760
Long Beach, 5.00%, 5/15/35	1,000	1,122
Long Beach, 5.00%, 5/15/40	2,500	2,783
Los Angeles County Public Works Fin. Auth. , Green Bond,
Series A, 4.00%, 12/1/37	4,275	5,247
Los Angeles County Public Works Fin. Auth. , Green Bond,
Series A, 4.00%, 12/1/38	1,575	1,927
Los Angeles County Public Works Fin. Auth. , Green Bond,
Series A, 4.00%, 12/1/39	2,575	3,144
Los Angeles County Public Works Fin. Auth. , Green Bond,
Series A, 4.00%, 12/1/40	2,775	3,379
Los Angeles County Public Works Fin. Auth. , Green Bond,
Series A, 4.00%, 12/1/43	1,725	2,081
Los Angeles Dept. of Water, Series B-4, VRDN, 0.09%, 7/1/35	600	600
Metropolitan Water Dist. of Southern California, Series A-1,
VRDN, 0.09%, 7/1/37	900	900
Metropolitan Water Dist. of Southern California, Series A-2,
VRDN, 0.09%, 7/1/37	1,700	1,700
Sacramento County Airport, Series B, 5.00%, 7/1/41	3,325	3,864
Sacramento County Airport, Senior, Series A, 5.00%, 7/1/41	2,925	3,416

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Sacramento County Sanitation Dist. Fin. Auth. , Series B, FRN,
67% of 3M USD LIBOR + 0.53%, 0.695%, 12/1/35 (4)	2,800	2,641
San Diego County Regional Airport Auth. , Series A, 4.00%,
7/1/38	1,020	1,201
San Francisco City & County Int'l. Airports, Series B, 5.00%,
5/1/49	10,600	13,222
San Francisco City & County Int'l. Airports, Series F, 5.00%,
5/1/50	5,000	6,229
San Jose, Series B, 5.00%, 3/1/42	2,000	2,386
San Jose, Series B, 5.00%, 3/1/47	3,550	4,202
San Mateo, Bay Meadows Community Fac. , Dist. 2008-1, 5.50%,
9/1/44	3,000	3,169
Sunnyvale Financing Auth., Green Bond-Civic Center Project,
4.00%, 4/1/36	1,295	1,587
Sunnyvale Financing Auth., Green Bond-Civic Center Project,
4.00%, 4/1/40	1,320	1,592
Sunnyvale Financing Auth., Green Bond-Civic Center Project,
4.00%, 4/1/50	8,000	9,444
Univ. of California Regents, Series I, 5.00%, 5/15/28	3,500	4,201
		259,536

COLORADO 2.5%
Broadway Station Metropolitan Dist. No. 2, Series A, GO,
5.125%, 12/1/48	2,300	2,417
Colorado, Series A, COP, 4.00%, 12/15/34	4,130	5,106
Colorado, Series A, COP, 4.00%, 12/15/35	1,750	2,155
Colorado HFA, Children's Hosp. , Series A, VRDN, 0.12%,
12/1/52	3,600	3,600
Colorado HFA, SCL Health Sys. , Series B, 4.00%, 1/1/40	3,000	3,504
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47	440	480
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51	1,870	2,036
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56	6,880	7,479
Denver City & County Airports, Series B, 5.00%, 12/1/48	10,500	12,844

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Denver Convention Center Hotel Auth. , 5.00%, 12/1/34	2,500	2,808
Denver Convention Center Hotel Auth. , 5.00%, 12/1/35	2,500	2,800
Denver Convention Center Hotel Auth. , 5.00%, 12/1/36	2,000	2,234
Denver Convention Center Hotel Auth. , 5.00%, 12/1/40	13,540	15,014
Regional Transportation Dist. , Fastracks Project, Series A,
5.00%, 11/1/46	5,000	5,911
		68,388

CONNECTICUT 1.1%
Connecticut, Series E, GO, 5.00%, 9/15/34	3,250	4,115
Connecticut HEFA, Stamford Hosp. , Series J, 5.00%, 7/1/42	15,865	16,513
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/33	6,535	8,183
Mashantucket Western Pequot Tribe, 6.05%, (PIK), 7/1/31
(5)(6)	2,878	187
		28,998

DELAWARE 1.4%
Delaware Economic Dev. Auth. , Acts Retirement Communities,
Series B, 5.00%, 11/15/48	6,185	7,015
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50	2,850	3,374
Delaware HFA, Christiana Health Care Sys. , 4.00%, 10/1/49	8,470	9,803
Delaware HFA, Christiana Health Care Sys. , 5.00%, 10/1/45	7,250	9,185
Univ. of Delaware, VRDN, 0.11%, 11/1/35	5,650	5,650
Univ. of Delaware, Series A, 5.00%, 11/1/43	895	1,395
Univ. of Delaware, Series A, 5.00%, 11/1/45	500	789
		37,211

DISTRICT OF COLUMBIA 3.1%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37	515	513
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42	500	485

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52	4,545	4,310
District of Columbia Water & Sewer Auth. , Series A, 5.00%,
10/1/48 (Prerefunded 10/1/23) (3)	5,000	5,673
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/44	5,000	6,112
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 4.00%, 10/1/53 (2)	945	1,068
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 5.00%, 10/1/34	550	689
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 5.00%, 10/1/47	1,000	1,212
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 6.50%, 10/1/44	9,350	12,262
Washington Convention & Sports Auth. , Series A, 5.00%,
10/1/30	3,200	3,793
Washington Convention & Sports Auth. , Convention Center
Hotel, Series A, 5.00%, 10/1/40	11,175	11,196
Washington Metropolitan Area Transit Auth. , Series A, 4.00%,
7/15/40	1,500	1,802
Washington Metropolitan Area Transit Auth. , Series A, 4.00%,
7/15/45	2,000	2,363
Washington Metropolitan Area Transit Auth. , Series A, 5.00%,
7/15/38	2,500	3,305
Washington Metropolitan Area Transit Auth. , Series A, 5.00%,
7/15/39	5,500	7,248
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/37	5,000	6,117
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/42	14,555	17,623
		85,771

FLORIDA 10.2%
Alachua County HFA, E Ridge Retirement Village, 6.25%,
11/15/44	4,500	4,512
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49	15,125	16,909

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series
A, 5.00%, 12/1/44	15,820	18,058
Capital Projects Fin. Auth. , Florida Univ. Project, Series A-1,
5.00%, 10/1/31	500	570
Capital Projects Fin. Auth. , Florida Univ. Project, Series A-1,
5.00%, 10/1/32	750	853
Central Florida Expressway Auth. , 5.00%, 7/1/39	7,475	9,189
Central Florida Expressway Auth. , 5.00%, 7/1/42	4,670	5,664
Central Florida Expressway Auth. , Series B, 5.00%, 7/1/34	3,700	4,509
Collier County, Series A, 4.00%, 10/1/40	4,940	6,056
Collier County, Series A, 4.00%, 10/1/41	5,170	6,320
Collier County, Series A, 4.00%, 10/1/43	2,590	3,159
Davie Ed. Fac. , Nova Southeastern Univ. , Series A, 6.00%,
4/1/42 (Prerefunded 4/1/23) (3)	6,560	7,426
Florida Higher Ed. Fac. Fin. Auth. , Jacksonville Univ. , Series A-1,
5.00%, 6/1/48 (1)	5,075	5,238
Hillsborough County IDA, Baycare Health Sys. , Series B, VRDN,
0.09%, 11/1/38	3,600	3,600
Hillsborough County IDA, BayCare Health System, Series D,
IDRB, VRDN, 0.11%, 11/15/42	8,430	8,430
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30	2,880	3,104
Jacksonville, Ed. Fac. , Jacksonville Univ. , Series B, 5.00%,
6/1/53 (1)	2,595	2,670
Jacksonville, Transportation, Series A, 5.00%, 10/1/29
(Prerefunded 10/1/22) (3)	3,500	3,804
Jacksonville, Transportation, Series A, 5.00%, 10/1/30
(Prerefunded 10/1/22) (3)	11,555	12,557
Jacksonville, Transportation, Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (3)	4,450	4,836
Lee Memorial Health Sys. , Series A-1, 5.00%, 4/1/44	3,350	4,073
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (3)	3,750	4,440
Miami-Dade County, Aviation Revenue, 5.00%, 10/1/41	5,300	6,218
Miami-Dade County, Transit Sys. , 5.00%, 7/1/37 (Prerefunded
7/1/22) (3)	6,425	6,913

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Miami-Dade County EFA, Series A, 5.00%, 4/1/53	5,000	5,852
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/40	18,700	20,941
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/45	12,360	13,742
Palm Beach County HFA, Acts Retirement-Life Community,
5.00%, 11/15/45	4,175	4,744
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49	11,000	12,494
Sarasota County Public Hosp. Dist. , Sarasota Memorial Hosp. ,
5.00%, 7/1/41	10,000	12,171
South Miami HFA, Baptist Health, 5.00%, 8/15/37	11,000	13,231
South Miami HFA, Baptist Health, 5.00%, 8/15/42	6,000	7,142
Sumter County IDA, Central Florida Health Alliance, Series A,
IDRB, 5.25%, 7/1/44	1,690	1,851
Tampa, Series A, Zero Coupon, 9/1/34	750	513
Tampa, Series A, Zero Coupon, 9/1/35	750	491
Tampa, Series A, Zero Coupon, 9/1/38	750	428
Tampa, Series A, Zero Coupon, 9/1/39	850	464
Tampa, Series A, Zero Coupon, 9/1/40	1,000	520
Tampa, BayCare Health, Series A, 5.00%, 11/15/46	12,135	14,305
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/29	1,880	2,000
Tampa, The Univ. of Tampa, 4.00%, 4/1/50	3,000	3,345
Tampa Hillsborough County Expressway Auth. , 5.00%, 7/1/47	12,000	14,368
		277,710

GEORGIA 4.3%
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/32	2,500	2,803
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33	1,600	1,791
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/34	3,000	3,354
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 6.75%, 1/1/35	800	503
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 7.00%, 1/1/40	4,895	3,077

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series
A, 4.00%, 7/1/44	13,130	15,330
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.25%, 4/1/41	3,000	3,050
Fulton County, Water & Sewer, 5.00%, 1/1/27 (Prerefunded
1/5/21) (3)	7,000	7,027
Fulton County Dev. Auth. , Children's Healthcare, Series C,
5.00%, 7/1/38	1,250	1,590
Fulton County Dev. Auth. , Children's Healthcare, Series C,
5.00%, 7/1/39	1,165	1,478
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/37	1,975	2,389
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/42	3,895	4,665
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/36	5,250	5,823
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/44	5,150	5,878
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/35	2,310	2,777
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/45	3,965	4,658
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.50%, 8/15/54	6,600	7,686
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.50%, 2/15/42	3,245	3,975
Main Street Natural Gas, Series A, 5.00%, 5/15/31	4,000	5,033
Main Street Natural Gas, Series A, 5.00%, 5/15/32	2,500	3,128
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.50%, 9/15/25	6,000	7,307
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	2,650	2,911
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)	7,940	9,271
Municipal Electric Auth. of Georgia, Series EE, 7.25%, 1/1/24
(7)	6,500	7,830

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/44	4,485	5,453
		118,787

IDAHO 0.9%
Idaho HFA, St. Luke's Health Sys. , Series A, 5.00%, 3/1/34	2,100	2,336
Idaho HFA, St. Luke's Health Sys. , Series A, 5.00%, 3/1/44	19,285	21,189
		23,525

ILLINOIS 5.6%
Chicago, Series A, GO, 5.50%, 1/1/49	1,850	2,019
Chicago, Wastewater, Series C, 5.00%, 1/1/31	1,100	1,273
Chicago, Wastewater, Series C, 5.00%, 1/1/32	2,500	2,888
Chicago Board of Ed. , Series A, GO, 5.00%, 12/1/23 (2)	2,000	2,229
Chicago Midway Airport, Series B, 5.00%, 1/1/35	7,960	8,825
Chicago Midway Airport, Series B, 5.00%, 1/1/36	3,070	3,399
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/48	4,000	4,844
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47	10,775	12,585
Chicago Water, Series A-1, 5.00%, 11/1/28	1,225	1,503
Cook County, Series C, GO, 5.00%, 11/15/25	9,485	10,204
Cook County, Series C, GO, 5.00%, 11/15/26	4,935	5,303
Cook County, Series C, GO, 5.00%, 11/15/29	1,065	1,137
Illinois, GO, 5.50%, 5/1/25	1,505	1,669
Illinois, GO, 5.50%, 5/1/26	1,350	1,521
Illinois, GO, 5.50%, 7/1/38	11,000	11,494
Illinois, Series A, GO, 5.00%, 10/1/25	950	1,040
Illinois, Series A, GO, 5.00%, 10/1/31	1,500	1,653
Illinois, Series B, GO, 5.00%, 10/1/31	2,000	2,204
Illinois, Series B, GO, 5.00%, 10/1/32	1,750	1,919
Illinois, Series C, GO, 5.00%, 11/1/29	4,530	4,927
Illinois, Series D, GO, 5.00%, 11/1/24	1,015	1,087

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Illinois Fin. Auth. , Franciscan Communities, Series A, 5.125%,
5/15/43 (Prerefunded 5/15/23) (3)	870	971
Illinois Fin. Auth. , Northwestern Memorial Hosp. , Series A-1,
VRDN, 0.12%, 8/15/42	11,565	11,565
Illinois Fin. Auth. , Presence Health, Series C, 5.00%, 2/15/34	515	627
Illinois Fin. Auth. , Presence Health, Series C, 5.00%, 2/15/36	750	911
Illinois Fin. Auth. , Presence Health, Series C, 5.00%, 2/15/41	3,040	3,661
Illinois Fin. Auth. , Unrefunded Balance, Franciscan
Communities, Series A, 5.125%, 5/15/43	6,065	6,311
Metropolitan Pier & Exposition Auth. , McCormick Place, 5.00%,
6/15/50	2,850	3,184
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
A, 5.00%, 6/15/57	650	710
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
A, Zero Coupon, 6/15/37 (4)	11,870	6,775
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
B, Zero Coupon, 12/15/41	10,000	4,284
Railsplitter Tobacco Settlement Auth. , 5.00%, 6/1/28	1,310	1,589
Regional Transportation Auth. , Series A, 5.75%, 6/1/34 (2)	5,250	7,348
Regional Transportation Auth. , Series A, 6.00%, 7/1/33 (4)	15,000	21,689
Regional Transportation Auth. , Series A, 6.70%, 11/1/21 (4)	660	696
		154,044

INDIANA 0.4%
Indiana Fin. Auth. , Ohio Valley Electric, Series A, 5.00%, 6/1/39	5,885	6,092
Indiana Fin. Auth. , Parkview Health System, Series B, VRDN,
0.08%, 11/1/39	500	500
Vigo County Hosp. Auth. , Union Hosp. , 7.75%, 9/1/31
(Prerefunded 9/1/21) (3)	5,000	5,276
		11,868

IOWA 0.2%
Iowa Fin. Auth. , Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	1,395	1,516

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Iowa Fin. Auth. , Unity Point Health, Series B-1, VRDN, 0.09%,
2/15/39	700	700
Iowa Fin. Auth. , Unity Point Health, Series F, VRDN, 0.11%,
7/1/41	2,100	2,100
		4,316

KANSAS 0.3%
Univ. of Kansas Hosp. Auth. , Univ. of Kansas Health Sys. , Series
A, 5.00%, 9/1/48	6,090	7,496
		7,496

KENTUCKY 1.7%
Kentucky Economic DFA, Louisville Arena Auth. , Series A,
5.00%, 12/1/45 (2)	1,000	1,182
Kentucky Economic DFA, Louisville Arena Auth. , Series A,
5.00%, 12/1/47 (2)	1,000	1,060
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36	1,750	1,774
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46	1,900	1,892
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/32	2,000	2,020
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37	1,100	1,224
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41	850	940
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45	3,525	3,845
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50	6,780	7,333
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40	2,200	2,440
Kentucky Public Energy Auth. , Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)	8,760	10,389
Kentucky Public Transportation Infrastructure Auth. , Downtown
Crossing, Series A, 5.75%, 7/1/49	2,100	2,306

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Kentucky Public Transportation Infrastructure Auth. , Downtown
Crossing, Series A, 6.00%, 7/1/53	8,300	9,155
		45,560

LOUISIANA 1.6%
Jefferson Sales Tax Dist. , Series B, 5.00%, 12/1/42 (2)	7,500	9,063
Louisiana Offshore Terminal Auth. , Loop LCC Project, Series A,
VRDN, 1.65%, 9/1/27 (Tender 12/1/23)	1,175	1,179
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38	750	893
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43	2,775	3,274
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48	9,210	10,794
New Orleans Sewerage Service, 5.00%, 6/1/35	900	1,048
New Orleans Sewerage Service, 5.00%, 6/1/45	4,835	5,557
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)	1,500	1,557
Saint Charles Parish PCR, Shell Oil, Series B, VRDN, 0.12%,
10/1/22	300	300
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1)	4,450	4,895
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)	875	890
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)	1,500	1,530
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)	1,000	1,017
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)	1,150	1,184
		43,181

MARYLAND 6.8%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42	7,000	6,428
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46	1,000	920
Baltimore City, Wastewater, Series C, 5.00%, 7/1/39	3,030	3,509

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Baltimore City, Wastewater, Series C, 5.00%, 7/1/44	4,810	5,532
Baltimore City, Water, Series A, 5.00%, 7/1/31 (Prerefunded
1/1/24) (3)	4,515	5,174
Baltimore City, Water, Series A, 5.00%, 7/1/34	3,635	4,207
Baltimore City, Water, Series B, 5.00%, 7/1/28 (Prerefunded
1/1/24) (3)	1,000	1,146
Baltimore City, Water, Series B, 5.00%, 7/1/29 (Prerefunded
1/1/24) (3)	3,035	3,478
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	590	643
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	395	430
Maryland CDA, Series A, 4.10%, 9/1/38	2,575	2,895
Maryland Economic Dev. , Port America Chesapeake
Transportation, Series A, 5.00%, 6/1/29	1,500	1,767
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36	2,655	3,081
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46	11,135	12,682
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%,
1/1/31	2,500	2,609
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/39	7,500	8,343
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41
(Prerefunded 1/1/21) (3)	3,000	3,015
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45
(Prerefunded 1/1/21) (3)	2,000	2,010
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32	6,880	7,956
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47	6,810	7,546
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45	18,175	21,525
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28	2,010	2,337
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	3,375	3,789
Maryland HHEFA, Univ. of Maryland Medical, Series A, 5.00%,
7/1/43 (Prerefunded 7/1/22) (3)	8,065	8,670
Maryland HHEFA, Univ. of Maryland Medical, Series B, 7.00%,
7/1/22 (Prerefunded 7/1/22) (4)(8)	690	751
Maryland HHEFA, Western Maryland Medical, 5.25%, 7/1/34
(Prerefunded 7/1/24) (3)	10,335	12,119

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Maryland Stadium Auth. , Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/46 (Prerefunded
5/1/26) (3)	5,000	6,267
Maryland Stadium Auth. , Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50	16,250	24,884
Maryland Stadium Auth. , Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/47
(Prerefunded 5/1/28) (3)	1,700	2,250
Maryland Stadium Auth. , Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47	3,625	5,486
Maryland Stadium Auth. , Unrefunded Balance, Baltimore City
Public Schools Construction & Revitalization, Series A, 5.00%,
5/1/47	3,300	4,037
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31	500	521
Rockville, Ingleside at King Farm, Series B, 5.00%, 11/1/42	3,100	3,105
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	3,000	3,127
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	3,000	3,138
		185,377

MASSACHUSETTS 0.8%
Massachusetts Bay Transportation Auth. , Unrefunded Balance,
Series A, 7.00%, 3/1/21	830	844
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health,
5.00%, 7/1/36	1,000	1,264
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health,
5.00%, 7/1/37	840	1,059
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health,
5.00%, 7/1/38	500	627
Massachusetts Dev. Fin. Agency, Linden Ponds Inc. Fac.,
5.00%, 11/15/28 (1)	1,500	1,668
Massachusetts Dev. Fin. Agency, NewBridge Charles, 5.00%,
10/1/57 (1)	1,400	1,494
Massachusetts EFA, Series I, 6.00%, 1/1/28	230	234
Massachusetts HEFA, Mass Institute Technology, Series K,
5.50%, 7/1/32	10,000	14,833
		22,023

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
MICHIGAN 2.4%
Detroit, GO, 5.00%, 4/1/28	850	948
Detroit, GO, 5.00%, 4/1/29	150	167
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (2)	1,800	2,004
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (2)	1,500	1,665
Great Lakes Water Auth. , Water Supply, Series B, 5.00%,
7/1/46	12,625	14,895
Michigan Fin. Auth. , Great Lakes Water Auth. , Series C, 5.00%,
7/1/33	1,650	1,933
Michigan Fin. Auth. , Great Lakes Water Auth. , Series C, 5.00%,
7/1/34	2,860	3,346
Michigan Fin. Auth. , Great Lakes Water Auth. , Series C-6,
5.00%, 7/1/33	2,000	2,281
Michigan Fin. Auth. , Henry Ford Health Sys. , Series A, 5.00%,
11/15/48	5,150	6,378
Michigan Fin. Auth. , Trinity Health, 4.00%, 12/1/40	7,000	8,158
Michigan Fin. Auth. , Trinity Health, Series A, 5.00%, 12/1/37	6,000	7,369
Michigan State Building Auth. , Prog State Fac. , 5.00%, 4/15/36	3,000	3,936
Wayne County Airport Auth. , Series A, 5.00%, 12/1/36	550	668
Wayne County Airport Auth. , Series A, 5.00%, 12/1/37	500	606
Wayne County Airport Auth. , Series A, 5.00%, 12/1/42	1,300	1,556
Wayne County Airport Auth. , Series A, 5.00%, 12/1/47	2,580	3,064
Wayne County Airport Auth. , Series G, 5.00%, 12/1/25	1,070	1,290
Wayne County Airport Auth. , Series G, 5.00%, 12/1/28	3,795	4,539
		64,803

MINNESOTA 0.0%
Minneapolis, Fairview Health Services, Series C, VRDN, 0.08%,
11/15/48	1,300	1,300
		1,300

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
MISSISSIPPI 0.4%
Jackson County, Chevron USA, VRDN, 0.10%, 6/1/23	7,300	7,300
Mississippi Business Fin. , Chevron USA, Series C, VRDN,
0.10%, 11/1/35	2,600	2,600
		9,900

MISSOURI 2.6%
Kansas City IDA, Downtown Redev. , Series A, IDRB, 5.00%,
9/1/31	4,480	4,635
Kansas City IDA, Downtown Redev. , Series A, IDRB, 5.50%,
9/1/25	5,000	5,191
Kansas City IDA, Downtown Redev. , Series A, IDRB, 5.50%,
9/1/26	7,000	7,268
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48	3,000	3,436
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47	10,000	11,873
Missouri HEFA, St. Luke's Health Sys. , 5.00%, 11/15/34	5,400	6,431
Missouri HEFA, St. Luke's Health Sys. , 5.00%, 11/15/35	7,595	9,025
Missouri Municipal Electric Utility Commission, Plum Point
Project, Series A, 5.00%, 1/1/34	10,985	12,611
Saint Louis County IDA, Friendship Village, IDRB, 5.00%,
9/1/48	1,545	1,650
Saint Louis County IDA, Friendship Village, Series A, IDRB,
5.00%, 9/1/38	1,000	1,090
Saint Louis County IDA, Friendship Village, Series A, IDRB,
5.125%, 9/1/48	3,850	4,168
Saint Louis County IDA, St. Andrews Resources for Seniors,
Series A, IDRB, 5.125%, 12/1/45	1,050	1,022
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29	130	118
Saint Louis IDA, Ballpark Village, Series A, IDRB, 4.375%,
11/15/35	895	783
Saint Louis IDA, Ballpark Village, Series A, IDRB, 4.75%,
11/15/47	800	706
		70,007

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
MONTANA 0.2%
Montana Fac. Fin. Auth. , SCL Health Sys. , Series A, 4.00%,
1/1/38	4,350	5,113
		5,113

NEVADA 1.0%
Clark County School Dist. , Series A, GO, 4.00%, 6/15/38 (2)	1,275	1,513
Clark County School Dist. , Series A, GO, 4.00%, 6/15/40 (2)	1,425	1,682
Clark County School Dist. , Series A, GO, 5.00%, 6/15/35 (2)	500	651
Las Vegas Convention & Visitors Auth. , Series B, 5.00%, 7/1/43	12,485	14,787
Reno, Sales Tax, Series A, 5.00%, 6/1/38	140	158
Reno, Sales Tax, Series A, 5.00%, 6/1/48	6,750	7,476
Reno, Sales Tax, Series C, Zero Coupon, 7/1/58 (1)	3,000	431
		26,698

NEW HAMPSHIRE 0.1%
National Fin. Auth. , Series 2020-1, Class A, 4.125%, 1/20/34	2,299	2,545
New Hampshire HEFA, Hillside Village, Series A, 6.125%,
7/1/52 (1)	1,000	782
		3,327

NEW JERSEY 3.5%
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2)	13,900	17,507
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/24	12,535	14,419
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25	6,840	8,126
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26	2,500	3,037
New Jersey Economic Dev. Auth. , Beloved Common Charter
School, Series A, 4.00%, 6/15/29 (1)	665	701
New Jersey Economic Dev. Auth. , Beloved Common Charter
School, Series A, 5.00%, 6/15/39 (1)	500	530

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth. , Beloved Common Charter
School, Series A, 5.00%, 6/15/49 (1)	2,210	2,329
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/21	1,000	1,011
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/23	2,000	2,059
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/28	1,000	1,022
New Jersey Economic Dev. Auth. , NJ Transit Transportation
Project, 4.00%, 11/1/39	1,325	1,444
New Jersey Economic Dev. Auth. , NJ Transit Transportation
Project, 4.00%, 11/1/44	1,250	1,344
New Jersey Economic Dev. Auth. , Provident Group-Rowan Univ.
Student Housing, Series A, 5.00%, 1/1/48	2,840	2,656
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57	5,500	6,637
New Jersey Transportation Trust Fund Auth. , Series BB, 5.00%,
6/15/44	6,000	6,930
New Jersey Transportation Trust Fund Auth. , Transportation
Program Bond, Series AA, 5.25%, 6/15/43	13,575	16,088
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/34	5,300	6,006
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/27	335	426
Tobacco Settlement Fin. , Series A, 5.25%, 6/1/46	2,900	3,498
		95,770

NEW MEXICO 0.3%
Farmington PCR, Public Services of New Mexico, San Juan
Project, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)	2,250	2,281
New Mexico Hosp. Equipment Loan Council, Series A, 4.00%,
8/1/48	5,000	5,680
		7,961

NEW YORK 6.6%
Dormitory Auth. of the State of New York, Series B, RAN, 5.00%,
3/31/21	2,890	2,936

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Series D, 4.00%,
2/15/40	2,000	2,365
Dormitory Auth. of the State of New York, Group 4, Series A,
4.00%, 3/15/48	10,000	11,465
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 3/15/32	3,750	3,951
Dormitory Auth. of the State of New York, Personal Income Tax,
General Purpose, Series A, 5.00%, 2/15/30	4,850	5,492
Dormitory Auth. of the State of New York, St. John's Univ. ,
Series A, 5.00%, 7/1/44	4,800	5,161
Dormitory Auth. of the State of New York, Touro College Univ. ,
5.00%, 1/1/47	14,240	15,222
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45	2,200	2,595
Hudson Yards Infrastructure, Unrefunded Balance, Series A,
5.75%, 2/15/47	3,415	3,452
Long Island Power Auth. , 5.00%, 9/1/42	3,000	3,670
Metropolitan Transportation Auth. , Series B, 5.25%, 11/15/26
(2)	15,000	18,662
Metropolitan Transportation Auth. , Dedicated Tax Fund, Series
A-1, VRDN, 0.09%, 11/1/31	6,195	6,195
New York City, Series B-1, GO, 5.00%, 10/1/38	1,500	1,837
New York City, Series J, GO, 5.00%, 8/1/31	5,000	5,747
New York City, Series J, GO, 5.00%, 8/1/32	7,500	8,618
New York City Health & Hosp. , Series C, VRDN, 0.13%, 2/15/31	555	555
New York City Transitional Fin. Auth. , Building Aid, Series S-1,
5.00%, 7/15/45	5,000	6,130
New York City Transitional Fin. Auth. , Future Tax, Series C-4,
VRDN, 0.12%, 11/1/36	500	500
New York City Transitional Fin. Auth. , Future Tax, Series E-3,
VRDN, 0.12%, 2/1/45	2,600	2,600
New York City Water & Sewer Sys. , Series AA-1, 4.00%, 6/15/50	15,000	17,872
New York City Water & Sewer Sys. , Series DD-3A, VRDN,
0.10%, 6/15/43	10,505	10,505
New York Liberty Dev. , 4 World Trade Center, 5.75%, 11/15/51	11,500	12,032
New York Liberty Dev. , Bank of America Tower, 2.80%, 9/15/69	1,650	1,601
New York State Thruway Auth. , Series A, 5.00%, 1/1/51	2,500	2,891

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
New York State Thruway Auth. , Series A, 5.25%, 1/1/56	2,215	2,573
Port Auth. of New York & New Jersey, Series 179, 5.00%,
12/1/38	5,000	5,545
Port Auth. of New York & New Jersey, Consolidated bonds,
4.00%, 9/1/45	3,500	4,051
Port Auth. of New York & New Jersey, Consolidated bonds,
4.00%, 9/1/49	4,860	5,598
Port Auth. of New York & New Jersey, JFK Int'l. Air Terminal,
6.00%, 12/1/42	2,500	2,516
Troy Capital Resource, Forward Delivery Rensselaer County,
5.00%, 9/1/27	600	735
Troy Capital Resource, Forward Delivery Rensselaer County,
5.00%, 9/1/28	1,000	1,244
Troy Capital Resource, Forward Delivery Rensselaer County,
5.00%, 9/1/30	1,000	1,279
Westchester County Local Dev. , Pace Univ. , Series A, 5.50%,
5/1/42	3,910	4,245
		179,840

NORTH CAROLINA 3.8%
Charlotte, Charlotte-Douglas Int'l. Airport, 4.00%, 7/1/44	3,900	4,500
Charlotte, Charlotte-Douglas Int'l. Airport, Series A, 5.00%,
7/1/39	7,450	7,472
Charlotte, Charlotte-Douglas Int'l. Airport, Series A, 5.50%,
7/1/34	7,545	7,572
Charlotte-Mecklenburg Hosp. Auth. , Series B, VRDN, 0.12%,
1/15/38	3,400	3,400
North Carolina Capital Fac. Fin. Agency, Duke Univ. , Series B,
5.00%, 10/1/55 (Prerefunded 10/1/25) (3)	6,245	7,642
North Carolina Medical Care Commission, Moses Cone Health
Sys. , Series B, VRDN, 0.10%, 10/1/35	700	700
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/45	5,000	5,740
North Carolina Medical Care Commission, Wake Forest Baptist,
Series A, 5.00%, 12/1/45	8,040	8,652
North Carolina Turnpike Auth. , 5.00%, 1/1/27 (2)	920	1,140
North Carolina Turnpike Auth. , 5.00%, 1/1/31 (2)	1,000	1,213

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
North Carolina Turnpike Auth. , 5.00%, 1/1/40	12,675	15,361
North Carolina Turnpike Auth. , BAN, 5.00%, 2/1/24	3,525	3,988
North Carolina Turnpike Auth. , Monroe Expressway Toll, Series
A, 5.00%, 7/1/47	4,655	5,254
North Carolina Turnpike Auth. , Monroe Expressway Toll, Series
A, 5.00%, 7/1/51	3,100	3,488
North Carolina Turnpike Auth. , Triangle Expressway, 4.00%,
1/1/55	6,100	6,789
Univ. of North Carolina at Chapel Hill, Series B, VRDN, 0.09%,
2/15/31	1,800	1,800
Univ. of North Carolina At Chapel Hill, Univ. of North Carolina
Hosp. , 5.00%, 2/1/45	1,440	2,211
Univ. of North Carolina At Chapel Hill, Univ. of North Carolina
Hosp. , 5.00%, 2/1/49	10,000	15,570
		102,492

OHIO 4.2%
Allen County Hosp. Fac. Revenue, Bon Secours Mercy Health I,
5.00%, 12/1/25	1,000	1,216
Allen County Hosp. Fac. Revenue, Bon Secours Mercy Health I,
5.00%, 12/1/26	550	688
Allen County Hosp. Fac. Revenue, Bon Secours Mercy Health I,
5.00%, 12/1/28	1,800	2,359
Allen County Hosp. Fac. Revenue, Bon Secours Mercy Health I,
5.00%, 12/1/29	1,250	1,669
Buckeye Tobacco Settlement Fin. Auth. , Series A-2, Class 1,
4.00%, 6/1/38	2,000	2,387
Buckeye Tobacco Settlement Fin. Auth. , Series A-2, Class 1,
4.00%, 6/1/39	2,500	2,973
Buckeye Tobacco Settlement Fin. Auth. , Series B-2, Class 2,
5.00%, 6/1/55	17,655	19,840
Cuyahoga County, MetroHealth Sys. , 5.50%, 2/15/52	8,750	10,312
Cuyahoga County, MetroHealth Sys. , 5.50%, 2/15/57	4,315	5,070
Franklin County, OPRS Communities, Series A, 6.125%, 7/1/40
(Prerefunded 7/1/22) (3)	160	174
Franklin County, Unrefunded Balance, OPRS Communities,
Series A, 6.125%, 7/1/40	2,540	2,648

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Franklin County, Series A, 4.00%, 12/1/44	3,450	3,993
Franklin County, Nationwide Children's Hosp. , 5.00%, 11/1/48	8,500	13,646
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 4.00%, 12/1/38	1,600	1,845
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 4.00%, 12/1/39	1,665	1,916
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 4.00%, 12/1/40	1,430	1,641
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/46	6,000	7,269
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/51	8,750	10,539
Hamilton County, Cincinnati Children's Hosp. , 5.00%, 11/15/49	5,000	7,892
Ohio, Series A, 4.00%, 1/15/50	11,625	12,970
Ohio, Series A, 5.00%, 1/15/50	3,500	4,297
		115,344

OKLAHOMA 0.2%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57	1,500	1,772
Oklahoma Turnpike Auth. , Series C, 5.00%, 1/1/47	2,500	3,017
Tulsa County Ind. Auth. , Montereau, Senior Living Community,
5.25%, 11/15/45	750	797
		5,586

OREGON 0.5%
Oregon Fac. Auth. , Legacy Health, Series A, 5.00%, 6/1/46	11,000	12,698
		12,698

PENNSYLVANIA 2.6%
Cumberland County Municipal Auth. , Asbury Obligation Group,
5.25%, 1/1/27	1,275	1,291
Montgomery County IDA, Einstein Healthcare, Series A, IDRB,
5.25%, 1/15/45	4,800	5,189
Montgomery County IDA, Einstein Healthcare, Series A, IDRB,
5.25%, 1/15/46	3,000	3,238

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Northampton County General Purpose Auth. , Lafayette College,
5.00%, 11/1/47	8,980	10,717
Pennsylvania Higher Ed. Fac. Auth. , Temple Univ. , First Series,
5.00%, 4/1/32 (Prerefunded 4/1/22) (3)	510	542
Philadelphia IDA, St. Joseph's Univ. , IDRB, 4.00%, 11/1/45	7,000	7,739
Philadelphia IDA, Temple Univ. , 1st Series 2016, 5.00%, 4/1/28	1,800	2,110
Philadelphia IDA, Temple Univ. , 1st Series 2017, IDRB, 5.00%,
4/1/29	4,000	4,669
Philadelphia IDA, Temple Univ. , 2nd Series 2016, IDRB, 5.00%,
4/1/34	1,825	2,101
Philadelphia IDA, Temple Univ. , 2nd Series 2016, IDRB, 5.00%,
4/1/35	8,500	9,773
Philadelphia IDA, Temple Univ. , 2nd Series 2016, IDRB, 5.00%,
4/1/36	5,000	5,738
Philadelphia School Dist. , Series A, GO, 5.00%, 9/1/44	9,300	11,467
State Public School Building Auth. , Philadelphia School Dist. ,
Series A, 5.00%, 6/1/33 (2)	5,000	6,021
		70,595

PUERTO RICO 1.5%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	3,195	3,315
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	9,000	9,112
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (9)(10)	60	45
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (9)(10)	100	75
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (9)(10)	2,500	1,875
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (9)(10)	225	169
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (9)(10)	290	212
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (9)(10)	1,105	826
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (9)(10)	370	277

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (9)(10)	450	336

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (9)(10)	2,640	1,973

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (9)(10)	185	138

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (9)(10)	3,080	2,302

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (9)(10)	45	34

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (9)(10)	280	210

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (9)(10)	240	175

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (9)(10)	100	75

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (9)(10)	275	206

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (9)(10)	215	162

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (9)(10)	70	50

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (9)(10)	120	87

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (9)(10)	95	71

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (9)(10)	890	649

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (9)(10)	200	150

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (9)(10)	100	75

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (9)(10)	2,295	1,721

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.50%,
7/1/34	1,436	1,536

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/27	2,600	2,278

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/29	5,800	4,826
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	3,500	2,672
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	6,602	4,652
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/46	5,000	1,495
		41,779

RHODE ISLAND 0.0%
Central Falls Detention Fac. , 7.25%, 7/15/35 (6)(9)	4,915	885
		885

SOUTH CAROLINA 0.8%
Connector 2000 Assoc. , Series A, Zero Coupon, 1/1/21 (9)	338	337
Connector 2000 Assoc. , Series A, Zero Coupon, 1/1/22 (9)	358	333
Connector 2000 Assoc. , Series A-1, Zero Coupon, 1/1/32 (9)	6,663	3,139
Connector 2000 Assoc. , Series A-1, Zero Coupon, 1/1/42 (9)	11,189	2,618
Connector 2000 Assoc. , Series A-1, Zero Coupon, 7/22/51 (9)	14,590	1,409
Connector 2000 Assoc. , Series B-1, Zero Coupon, 1/1/32 (9)	1,966	607
Connector 2000 Assoc. , Series B-1, Zero Coupon, 7/22/51 (9)	10,109	512
Connector 2000 Assoc. , Series C-1, Zero Coupon, 7/22/51 (9)	1,569	88
South Carolina Jobs-Economic Dev. Auth. , Acts Retirement-Life
Community, Series C, 5.00%, 11/15/47	2,325	2,638
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35	2,000	2,424
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37	5,000	6,011
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/43	2,000	2,361
		22,477

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
SOUTH DAKOTA 1.1%
South Dakota HEFA, Avera Health, Series A, 5.00%, 7/1/42
(Prerefunded 7/1/21) (3)	12,805	13,157
South Dakota HEFA, Sanford Health, Series E, 5.00%, 11/1/37	1,770	1,894
South Dakota HEFA, Sanford Health, Series E, 5.00%, 11/1/42	13,065	13,947
		28,998

TENNESSEE 2.4%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series A, 5.00%, 7/1/35	1,725	2,096
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series A, 5.00%, 7/1/37	4,000	4,833
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35	2,675	3,164
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40	7,265	8,520
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46	9,560	11,094
Metropolitan Nashville Airport, Series A, 4.00%, 7/1/49	1,400	1,578
Metropolitan Nashville Airport, Series A, 4.00%, 7/1/54	2,000	2,243
Metropolitan Nashville Airport, Series A, 5.00%, 7/1/44	2,500	3,103
Metropolitan Nashville Airport, Series A, 5.00%, 7/1/49	3,000	3,693
Metropolitan Nashville Airport, Series A, 5.00%, 7/1/54	6,700	8,203
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49 (Tender
11/1/25)	5,750	6,599
Tennessee Energy Acquisition, Goldman Sachs, Series A,
5.25%, 9/1/24	8,100	9,422
		64,548

TEXAS 8.7%
Austin Airport, Series A, 5.00%, 11/15/41	6,845	8,107
Austin Airport, Series A, 5.00%, 11/15/46	2,525	2,967
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/27	2,600	2,704

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34	1,400	1,448
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/25	630	615
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/26	600	586
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/27	1,000	979
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/28	360	353
Central Texas Regional Mobility Auth. , 5.00%, 1/1/33
(Prerefunded 1/1/23) (3)	2,000	2,194
Central Texas Regional Mobility Auth. , 5.00%, 1/1/42
(Prerefunded 1/1/23) (3)	10,505	11,524
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/43
(Prerefunded 1/1/23) (3)	2,700	2,962
Dallas/Fort Worth Int'l. Airport, Series C, 5.00%, 11/1/45	10,000	10,362
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/25	4,805	5,010
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38	3,000	3,160
Grand Parkway Transportation, Series C, 4.00%, 10/1/45	5,000	5,899
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Hosp.,
Series B, 7.00%, 1/1/43 (Prerefunded 1/1/23) (3)	3,000	3,401
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp. ,
5.00%, 12/1/45	7,000	8,067
Houston Airport, Series D, 5.00%, 7/1/35	6,380	7,895
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/45	2,600	2,707
Joint Guadalupe County - Seguin Hosp. , 5.25%, 12/1/35	2,400	2,652
Lower Colorado River Auth. , LCRA Transmission Services,
5.00%, 5/15/30	1,000	1,317
Lower Colorado River Auth. , LCRA Transmission Services,
5.00%, 5/15/35	1,150	1,477
Lower Colorado River Auth. , LCRA Transmission Services,
Series A, 5.00%, 5/15/30	3,885	3,966
Lower Colorado River Auth. , LCRA Transmission Services,
Series A, 5.00%, 5/15/31	3,100	3,164
New Hope Cultural Ed. Fac. Fin. , CHF Stephenville III - Tarleton
State Univ. , Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (3)	300	357

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin. , CHF Stephenville III - Tarleton
State Univ. , Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (3)	3,310	3,935
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/32	750	783
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/39	1,000	1,018
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.25%, 10/1/49	2,255	2,288
North Texas Tollway Auth. , Series A, 5.00%, 1/1/27	2,250	2,548
North Texas Tollway Auth. , Series A, 5.00%, 1/1/39	6,110	7,193
North Texas Tollway Auth. , Series A, 5.50%, 9/1/41
(Prerefunded 9/1/21) (3)	9,000	9,355
North Texas Tollway Auth. , First Tier, 6.00%, 1/1/38
(Prerefunded 1/1/21) (3)	7,660	7,696
North Texas Tollway Auth. , First Tier, Series A, 5.00%, 1/1/43	2,750	3,368
North Texas Tollway Auth. , First Tier, Series A, 5.00%, 1/1/48	12,500	15,191
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/28	1,000	1,179
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/31	1,835	2,128
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/37	1,700	1,931
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/40	2,650	2,989
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/46	5,395	6,035
Tarrant County Cultural Ed. Fac. Fin. , Cook Children's Medical,
4.00%, 12/1/45	15,520	17,949
Tarrant County Cultural Ed. Fac. Fin. , Edgemere - Northwest
Senior High School, Series A, 5.00%, 11/15/45	3,620	2,985
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources
Sys. , Series A, 5.00%, 2/15/41	5,240	6,225
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources
Sys. , Series A, 5.00%, 2/15/47	13,365	15,768
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45	3,670	3,982
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25	1,000	1,216

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series D, 6.25%, 12/15/26	6,070	7,121
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29	8,200	8,796
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31	5,000	5,346
Texas Transportation Commission, First Tier Toll, 5.00%, 8/1/57	5,260	6,081
		236,979

UTAH 0.4%
Murray City Hosp. , IHC Health Services, Series A, VRDN, 0.12%,
5/15/37	2,745	2,745
Murray City Hosp. , IHC Health Services, Series B, VRDN, 0.09%,
5/15/36	800	800
Salt Lake City Airport, Series B, 5.00%, 7/1/42	1,000	1,214
Salt Lake City Airport, Series B, 5.00%, 7/1/47	4,675	5,646
		10,405

VIRGIN ISLANDS 0.2%
Virgin Islands PFA, Series A, 6.75%, 10/1/37	5,000	5,020
		5,020

VIRGINIA 2.3%
Chesapeake Bay Bridge & Tunnel Dist. , 1st Tier General
Resolution, 5.00%, 7/1/46	5,840	6,704
Chesapeake Bay Bridge & Tunnel Dist. , 1st Tier General
Resolution, 5.00%, 7/1/51	3,395	3,873
Fairfax County Economic Dev. Auth. , Silver Line Phase I, 4.00%,
4/1/33	8,955	10,147
Fairfax County Economic Dev. Auth. , Silver Line Phase I, 4.00%,
4/1/36 (Prerefunded 4/1/26) (3)	8,500	10,172
Fairfax County IDA, Inova Health, IDRB, 5.00%, 5/15/40	5,000	5,306
Fairfax County IDA, Inova Health, Series A, IDRB, 4.00%,
5/15/48	335	385
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57	12,000	15,090

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Henrico County Economic Dev. Auth. , Bon Secours Health Sys. ,
5.00%, 11/1/30 (Prerefunded 11/1/22) (3)	2,500	2,726
James City County Economic Dev. Auth. , Windsormeade United
Methodist Homes, Series A, 2.00%, 10/1/48 (6)	803	70
James City County Economic Dev. Auth. , Windsormeade United
Methodist Homes, Series A, 6.00%, 6/1/43	3,451	3,584
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/33	1,000	1,174
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/36	2,900	3,386
		62,617

WASHINGTON 1.4%
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/32	1,880	2,573
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/33	1,500	2,041
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/34	2,200	2,986
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/36	3,400	4,573
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/37	3,215	4,310
Washington, Series C, GO, 5.00%, 2/1/39	10,565	13,974
Washington, Motor Vehicle Tax, Series C, GO, 5.00%, 6/1/29	7,000	7,164
		37,621

WEST VIRGINIA 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1)	425	447
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1)	425	448
		895

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
WISCONSIN 0.8%
Univ. of Wisconsin Hosp. & Clinics Auth. , Series B, VRDN,
0.12%, 4/1/48	12,950	12,950
Wisconsin PFA, Retirement Housing Foundation Obligation
Group, Series B, 5.00%, 11/15/29	1,475	1,728
Wisconsin PFA, Retirement Housing Foundation Obligation
Group, Series B, 5.00%, 11/15/30	1,500	1,765
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37	2,000	2,005
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47	1,300	1,283
Wisconsin PFA, Searstone Retirement Community, Series A,
5.375%, 6/1/52	1,700	1,682
		21,413

Total Investments in Securities 98.9%
(Cost $2,518,019)		$2,694,665
Other Assets Less Liabilities 1.1%		30,961
Net Assets 100.0%		$2,725,626

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $36,351 and represents 1.3% of net assets.
(2)	Insured by Assured Guaranty Municipal Corporation
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Insured by National Public Finance Guarantee Corporation
(5)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(7)	Insured by AMBAC Assurance Corporation
(8)	Escrowed to maturity
(9)	Non-income producing
(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
COP	Certificate of Participation

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

DFA	Development Finance Authority
EFA	Educational Facility Authority
FRN	Floating Rate Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
PIK	Payment-in-kind
RAC	Revenue Anticipation Certificate
RAN	Revenue Anticipation Note
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE TAX-FREE INCOME FUND

independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
On November 30, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.